VOYA PARTNERS, INC.

VY® Pioneer High Yield Portfolio

(the “Portfolio”)

Supplement dated October 27, 2017

to the Portfolio’s Initial Class, Service Class and Service 2 Class Prospectus

dated May 1, 2017

(“Prospectus”)

Effective October 1, 2017, Matthew Shulkin was added as a portfolio manager of the Portfolio. The Portfolio’s Prospectus is hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Portfolio’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Andrew Feltus	Matthew Shulkin
Portfolio Manager (since 04/07)	Portfolio Manager (since 10/17)

Tracy Wright
Lead Portfolio Manager (since 04/07)

2.	The following paragraph is added to the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – VY® Pioneer High Yield Portfolio” of the Portfolio’s Prospectus:

Matthew Shulkin, Vice President and Portfolio Manager, joined Amundi Pioneer in 2013 as a member of the U.S. fixed income team and has twenty years of investment experience. Prior to joining Amundi Pioneer, Mr. Shulkin worked an analyst at MAST Capital Management (2008 – 2013).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® Pioneer High Yield Portfolio

(the “Portfolio”)

Supplement dated October 27, 2017

to the Portfolio’s Initial Class, Service Class and Service 2 Class

Statement of Additional Information (“SAI”)

dated May 1, 2017

Effective October 1, 2017, Matthew Shulkin was added as a portfolio manager of the Portfolio. The Portfolio’s SAI is hereby revised as follows:

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management – VY® Pioneer High Yield Portfolio” in the Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Matthew Shulkin[3]	4	$1,500,860,575	1	$3,511,550,847	0	$0

[3]	As of October 1, 2017.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Matthew Shulkin[1]	None

[1]	As of October 1, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE